Summary of Significant Accounting Policies - Schedule of Potential Additional Dilutive Securities (Details)	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Series A Convertible Preferred Shares	3,269,998	3,269,998
Conversion rate	0.00002	0.00002
Common shares after conversion	654,000	654,000
Option shares	3,269,998	3,269,998
Warrant shares	88,510	109,584
Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Series A Convertible Preferred Shares	144,125	215,625
Option shares	144,125	215,625